Label	Element	Value
Convertible SeriesvPreferredStockMember
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	$ 1,000
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	1,000
Retained Earnings [Member]
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	(323,709,000)
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	(250,015,000)
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	(440,049,000)
Non- Controlling Interest
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	3,859,000
Common Stock
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	797,000
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	554,000
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	521,000
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	701,000
Additional Paid-in Capital [Member]
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	401,214,000
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	406,781,000
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	392,930,000
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	403,619,000
Treasury Stock
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	(808,000)
Total Equity Attributable to Stockholders of Unrivaled Brands, Inc.	us-gaap_StockholdersEquity	$ (808,000)